FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2025 and 2024, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
	2025					2024
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	206,772	206,772	205,966	—	—	201,864	201,864	202,929
Loans and advances to banks	—	1,154	—	1,154	1,154	—	1,101	—	1,101	1,101
Reverse repurchase agreements - non-trading	—	17,696	—	17,696	17,678	—	10,342	—	10,342	10,338
Other financial assets at amortised cost	3,747	—	—	3,747	3,987	3,190	—	—	3,190	3,408
	3,747	18,850	206,772	229,369	228,785	3,190	11,443	201,864	216,497	217,776
Liabilities
Deposits by customers	—	122	192,896	193,018	192,331	—	197	185,050	185,247	185,775
Deposits by banks	—	6,739	—	6,739	6,737	—	13,979	38	14,017	14,037
Repurchase agreements - non-trading	—	9,039	—	9,039	9,029	—	8,622	—	8,622	8,617
Debt securities in issue	36,870	5,103	1,421	43,394	42,873	31,907	4,034	1,771	37,712	37,569
Subordinated liabilities	1,065	1,161	187	2,413	2,032	1,630	10	1,061	2,701	2,385
	37,935	22,164	194,504	254,603	253,002	33,537	26,842	187,920	248,299	248,383

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2025				2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	672	—	672	—	990	—	990	A
	Interest rate contracts	—	1,100	—	1,100	—	1,690	—	1,690	A & C
	Inflation rate contracts	—	85	—	85	—	70	—	70	A
	Equity and credit contracts	—	153	30	183	—	122	35	157	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	952	30	982	—	1,229	35	1,264
Other financial assets at FVTPL	Loans and advances to customers	—	282	40	322	—	278	44	322	A
	Debt securities and other debt instruments	—	—	24	24	—	56	36	92	A, B & D
	Equity securities	—	—	3	3	—	—	7	7	B
		—	282	67	349	—	334	87	421
Financial assets at FVOCI	Debt securities	5,017	199	—	5,216	8,805	201	34	9,040	D
		5,017	199	—	5,216	8,805	201	34	9,040
Total assets at fair value		5,017	1,433	97	6,547	8,805	1,764	156	10,725

Liabilities
Derivative financial instruments	Exchange rate contracts	—	525	—	525	—	432	—	432	A
	Interest rate contracts	—	1,192	—	1,192	—	1,905	—	1,905	A & C
	Inflation rate contracts	—	30	—	30	—	—	—	—	A
	Equity and credit contracts	—	9	13	22	—	9	14	23	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	698	13	711	—	703	14	717
Other financial liabilities at FVTPL	Debt securities in issue	—	331	—	331	—	355	—	355	A
	Structured deposits	—	824	—	824	—	605	—	605	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	95	—	95	D
		—	1,250	—	1,250	—	1,055	—	1,055
Total liabilities at fair value		—	1,948	13	1,961	—	1,758	14	1,772

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

		Group
	2025	2024
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	9	6
- Uncertainty	19	25
- Credit risk adjustment	1	1
- Funding fair value adjustment	1	—
	30	32

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data	The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2025	2024	2025	2024	2023
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	30	35	1	6	12
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	20	22	(1)	(1)	(2)
3. FVTPL assets	Loans and advances to customers	Other loans	20	22	2	—	4
4. FVTPL assets	Debt securities	Reversionary property securities	24	36	—	2	(3)
5. FVTPL assets	Equity securities	Unlisted equity shares	3	7	5	(3)	27
6. FVTPL assets	Debt Instruments	Other securities	—	34	—	—	—
			97	156	7	4	38
Other Level 3 assets			—	—	—	—	7
Other Level 3 liabilities			(13)	(14)	1	(5)	(1)
Total net assets			84	142
Total income/(expense)					8	(1)	44

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in 2025 and 2024:

	Group
	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2025	35	87	34	156	(14)	(14)
Total gains/(losses) recognised:
Fair value movements[1]	1	6	—	7	1	1
Foreign exchange and other movements	—	(2)	—	(2)	—	—
Transfers out	—	—	(32)	(32)	—	—
Settlements	(6)	(24)	(2)	(32)	—	—
At 31 December 2025	30	67	—	97	(13)	(13)

Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year[1]	1	4	—	5	1	1

At 1 January 2024	36	125	—	161	(10)	(10)
Total gains/(losses) recognised:
Fair value movements[1]	6	(2)	—	4	(5)	(5)
Purchases	—	—	34	34	—	—
Settlements	(7)	(36)	—	(43)	1	1
At 31 December 2024	35	87	34	156	(14)	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year[1]	6	(2)	—	4	(5)	(5)
1Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2025	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	91	104	453	146	794
Other financial liabilities at fair value through profit or loss	—	172	114	707	438	1,431
Deposits by customers	179,889	5,538	5,004	1,876	210	192,517
Deposits by banks	806	725	968	3,298	1,666	7,463
Repurchase agreements – non-trading	—	6,584	2,524	—	—	9,108
Debt securities in issue	—	7,197	3,238	28,521	11,487	50,443
Subordinated liabilities	—	33	98	621	2,623	3,375
Lease liabilities	—	—	21	46	17	84
Total financial liabilities	180,695	20,340	12,071	35,522	16,587	265,215
Off-balance sheet commitments given	3,810	22,766	1,330	7,602	3,366	38,874

2024
Financial liabilities
Derivative financial instruments	—	168	136	321	185	810
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	171,951	5,181	5,686	2,947	320	186,085
Deposits by banks	1,396	1,562	7,621	4,463	—	15,042
Repurchase agreements – non-trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,930	2,057	28,422	7,773	44,182
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	29	60	19	108
Total financial liabilities	173,357	20,765	17,054	37,101	10,716	258,993
Off-balance sheet commitments given	4,028	19,088	916	8,391	3,248	35,671